Shareholder Report, Average Annual Return (Details) 195915_Tema American Reshoring ETF_TF_TSR Annual {TF}	12 Months Ended	34 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema American Reshoring ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tema American Reshoring ETF NAV
Average Annual Return, Percent	49.78%	32.47%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	16.99%	21.55%